Organization (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 14, 2025	Aug. 31, 2025	Sep. 30, 2025	May 31, 2025	Dec. 31, 2024
Organization [Line Items]
Company incorporation date					Sep. 13, 2010
Percentage of outstanding common stock	70.00%
Percentage of retaining common stock	30.00%
Percentage of voting power			87.00%
DiamiR Biosciences Corp. [Member] | Share Exchange Agreement [Member]
Organization [Line Items]
Shares issued and outstanding, percentage				100.00%
DiamiR, LLC [Member] | Diamir Biosciences Corp [Member]
Organization [Line Items]
Ownership interest percent		100.00%